Share-Based Payments - Summary of Movements in Employee Saveshare Options (Detail) - Employee Saveshare Plans [Member] £ in Millions, Option in Millions	12 Months Ended
	Mar. 31, 2019 GBP (£) Option	Mar. 31, 2018 GBP (£) Option	Mar. 31, 2017 GBP (£) Option
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding at 1 April | Option	175	189	197
Granted | Option	80	69	44
Forfeited | Option	(44)	(41)	(18)
Exercised | Option	(1)	(30)	(33)
Expired | Option	(20)	(12)	(1)
Outstanding at 31 March | Option	190	175	189
Outstanding at 1 April	£ 306	£ 313	£ 287
Granted	175	250	362
Forfeited	298	328	345
Exercised	247	169	208
Expired	294	353	345
Outstanding at 31 March	254	306	313
Exercisable at 31 March	£ 249	£ 320	£ 237